INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
For the years ended December 31, 2014, 2015 and 2016, income (loss) before income tax expense is as follows (in thousands):

	2014	2015	2016
Domestic	$(127,909)	$(46,683)	$(14,644)
International	1,062	2,865	3,239

	$(126,847)	$(43,818)	$(11,405)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
For the years ended December 31, 2014, 2015 and 2016, the reconciliation between the actual income tax expense and the income tax benefit computed by applying the statutory U.S. federal income tax rate to the pre-tax loss before income taxes is as follows (in thousands):

	2014	2015	2016
Income tax benefit at statutory U.S. federal rate	$42,940	$14,898	$3,877
Income tax benefit attributable to U.S. states, net	4,673	1,502	380
Permanent differences:
Non-deductible expenses	(161)	(225)	(301)
Stock-based compensation	(302)	(284)	(299)
Royalty from Brazil	(108)	(94)	(169)
Other	(3)	(16)	(87)
Foreign rate differential and foreign tax credits	(319)	(328)	(211)
Other	743	(1,446)	1,421
Change in valuation allowance	(48,444)	(15,458)	(6,143)

Total income tax expense	$(981)	$(1,451)	$(1,532)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For the years ended December 31, 2014, 2015 and 2016, income tax benefit (expense) consisted of the following (in thousands):

	2014	2015	2016
Current:
Federal	$-	$-	$-
State	(38)	(62)	(98)
Foreign	(925)	(1,444)	(1,954)

Total current income tax expense	(963)	(1,506)	(2,052)
Deferred:
Federal	-	-	-
State	-	-	-
Foreign	(18)	55	520

Total deferred income tax benefit (expense)	(18)	55	520

Total income tax expense	$(981)	$(1,451)	$(1,532)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2015 and 2016, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in thousands):

	2015	2016
Deferred income tax assets:
Accounts receivable, net	$43	$13
Property and equipment, net	114	18
Capitalized software and intangibles	37	16
Accounts payable and accrued expenses	7,415	6,776
Accrued litigation settlement	45,480	-
Deferred revenue	5,263	6,030
Deferred rent and other	402	620
Redeemable warrant and embedded derivative liabilities	-	4,796
Foreign deferreds	84	1,706
Stock-based compensation	1,213	1,793
Capital loss carryforwards	2,029	2,051
Tax credit carryforwards	296	418
Net operating loss carryforwards	22,466	73,027

Gross deferred income tax assets	84,842	97,264
Valuation allowance for deferred income tax assets	(84,758)	(90,902)

Net deferred income tax assets	84	6,362
Deferred income tax liabilities:
Debt financing interest and fees	-	(5,759)
Deferred income tax liability - foreign	(9)	(8)

Net deferred tax assets	$75	$595